UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2011
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Hawker Capital
Address: Kent House, Market Place, London, England. W1W 8AJ

Form 13F File Number: 28-14615

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Tim Sanger
Title: CEO
Phone: 011442072915901

Signature, Place, and Date of Signing:

Tim Sanger, London, January 23, 2012

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 0
Form 13F Information Table Value Total: $0 (thousands)

List of Other Included Managers: NONE

FORM 13F INFORMATION TABLE

NAME OF ISSUER  CLASS   CUSIP     VALUE    SHARES/ SH/ INV  OTR VOTING AUTH
                                  (X$1000) PRN AMT PRN DSTN MGR SOLE    SH NO

*************** ******* ********* ******** *********** **** *** ******* ** **
NA              NA      NA        NA       NA          NA   NA  NA      NA NA